Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of aggregate compensation of the members of the Group’s Board of Directors and CEO	The aggregate compensation of the members of the Group’s Board of Directors and to the Chief Executive Officer includes the following:

(In thousands of euros)
COMPENSATION	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Fixed compensation owed	471	578	601
Variable compensation owed	282		450
Contributions in-kind	32	68	111
Employer contributions	—	—	—
Attendance fees—board of directors	375	495	608
Share-based payments	6,561	10,517	8,098
Consulting fees	1,210	—	—
Total	8,930	11,657	9,869